Annual Total Returns- Vanguard Short-Term Inflation-Protected Securities Index Fund (Institutional) [BarChart] - Institutional - Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.53%)	(1.11%)	(0.17%)	2.76%	0.83%	0.59%	4.82%	4.99%